NATURE OF BUSINESS AND GOING CONCERN (Details Narrative)	12 Months Ended
	Sep. 30, 2017	Feb. 23, 2012	Feb. 14, 2012
Date of incorporation	Aug. 08, 1997
State of incorporation	Delaware
UMeLook Holdings Limited [Member]
Date of incorporation	Feb. 14, 2012
State of incorporation	British Virgin Islands
Ownership percentage			100.00%
UMeLook Limited [Member]
Date of incorporation	Feb. 23, 2012
State of incorporation	Hong Kong
Ownership percentage		100.00%